RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2015
Chief Executive Officer And Chief Technology Officer Mother [Member]
Related Party Transaction [Line Items]
Weekly salary amount				$ 600
Monthly separation payment		$ 5,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Percentage to be received of first $2 million of revenue	5.00%		5.00%
First revenue amount on which 5% is to be received	$ 2,000,000		$ 2,000,000
Chief Executive Officer Sister In Law [Member]
Related Party Transaction [Line Items]
Weekly salary amount				$ 1,154